Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 2,579	$ 0
Additions for current year	1,073	633
Additions for prior years	23	1,946
Ending Balance	$ 3,675	$ 2,579